UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-05642

American Income Fund, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Richard J. Ertel, Assistant Secretary

American Income Fund, Inc.

800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		612-303-7987

Date of fiscal year end:	8/31

Date of reporting period:	6/30/10

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05642

Reporting Period: 07/01/2009 - 06/30/2010

American Income Fund Inc./VA

========================== American Income Fund, Inc. ==========================

BANK OF AMERICA CORP.

Ticker:       BAC            Security ID:  060505583

Meeting Date: FEB 23, 2010   Meeting Type: Special

Record Date:  JAN 7, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Increase Authorized Common Stock        For       For          Management

2     Adjourn Meeting                         For       For          Management

--------------------------------------------------------------------------------

BANK OF AMERICA CORPORATION

Ticker:       BAC            Security ID:  060505583

Meeting Date: APR 28, 2010   Meeting Type: Annual

Record Date:  MAR 3, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Elect Director Susan S. Bies            For       For          Management

2     Elect Director William P. Boardman      For       For          Management

3     Elect Director Frank P. Bramble, Sr.    For       For          Management

4     Elect Director Virgis W. Colbert        For       For          Management

5     Elect Director Charles K. Gifford       For       For          Management

6     Elect Director Charles O. Holliday, Jr. For       For          Management

7     Elect Director D. Paul Jones, Jr.       For       For          Management

8     Elect Director Monica C. Lozano         For       For          Management

9     Elect Director Thomas J. May            For       For          Management

10    Elect Director Brian T. Moynihan        For       For          Management

11    Elect Director Donald E. Powell         For       For          Management

12    Elect Director Charles O. Rossotti      For       For          Management

13    Elect Director Robert W. Scully         For       For          Management

14    Ratify Auditors                         For       For          Management

15    Increase Authorized Common Stock        For       For          Management

16    Advisory Vote to Ratify Named Executive For       For          Management

      Officers' Compensation

17    Amend Omnibus Stock Plan                For       For          Management

18    Report on Government Service of         Against   Against      Shareholder

      Employees

19    TARP Related Compensation               Against   For          Shareholder

20    Amend Articles/Bylaws/Charter -- Call   Against   For          Shareholder

      Special Meetings

21    Advisory Vote to Ratify Named Executive Against   For          Shareholder

      Officers' Compensation

22    Adopt Policy on Succession Planning     Against   For          Shareholder

23    Report on Collateral in Derivatives     Against   For          Shareholder

      Trading

24    Claw-back of Payments under             Against   For          Shareholder

      Restatements

--------------------------------------------------------------------------------

ISTAR FINANCIAL INC.

Ticker:       SFI            Security ID:  45031U705

Meeting Date: MAY 26, 2010   Meeting Type: Annual

Record Date:  APR 2, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1.1   Elect Director Jay Sugarman             For       For          Management

1.2   Elect Director Glenn R. August          For       For          Management

1.3   Elect Director Robert W. Holman, Jr.    For       For          Management

1.4   Elect Director Robin Josephs            For       For          Management

1.5   Elect Director John G. McDonald         For       For          Management

1.6   Elect Director George R. Puskar         For       For          Management

1.7   Elect Director Dale Anne Reiss          For       For          Management

1.8   Elect Director Jeffrey A. Weber         For       For          Management

2     Ratify Auditors                         For       For          Management

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RESIDENTIAL ACCREDIT LOANS, INC.

Ticker:       RALI           Security ID:  76110HEB1

Meeting Date: SEP 15, 2009   Meeting Type: Written Consent

Record Date:  AUG 18, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Consent On The Proposed Hamp Amendment  For       For          Management

      To Pooling And Servicingagreement As

      Described In The Material Provided

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RESIDENTIAL ACCREDIT LOANS, INC.

Ticker:       RALI           Security ID:  76110HYM5

Meeting Date: SEP 15, 2009   Meeting Type: Written Consent

Record Date:  AUG 18, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Consent On The Proposed Hamp Amendment  For       For          Management

      To Pooling And Servicingagreement As

      Described In The Material Provided

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RESIDENTIAL ASSET MORTGAGE PRODUCTS INC. - SERIES 2005-EFC

Ticker:                      Security ID:  76112BGM6

Meeting Date: SEP 15, 2009   Meeting Type: Written Consent

Record Date:  AUG 18, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Consent On The Proposed Hamp Amendment  For       Against      Management

      To Pooling And Servicingagreement As

      Described In The Material Provided

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Income Fund, Inc.

By (Signature and Title)*	/s/ Charles D. Gariboldi, Jr. Treasurer

Date	August 31, 2010

* Print the name and title of each signing officer under his or her signature.